Annual Total Returns[BarChart] - Transamerica Managed Risk - Conservative ETF VP - Initial	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	3.49%	6.78%	7.67%	5.48%	(0.40%)	4.36%	11.30%	(3.31%)	12.38%	5.23%